Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2017
Stock-based Compensation Tables
Schedule of restricted stock award activity

A summary of the restricted stock award activity is as follows:

Number of Shares

Unvested Outstanding at September 24, 2016	—
Granted	2,041,067
Forfeited	(28,622)
Vested	—
Unvested Outstanding at September 30, 2017	2,012,445

Schedule of RSUs activity

A summary of the RSUs activity is as follows:

Number of Shares

Unvested Outstanding at September 24, 2016	—
Granted	756,331
Forfeited	—
Vested	(17,477)
Unvested Outstanding at September 30, 2017	738,854